Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DB Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	$ 10	$ 16
Past Service Costs - Curtailment and Plan Amendments	0	0
Interest costs	(1)	(3)
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1
(Gains) Losses From Changes in Demographic Assumptions	0	0
(Gains) Losses From Changes in Financial Assumptions	13	(64)
Return on Plan Assets (Excluding Interest Income)	10	(26)
Defined Benefit Pension and OPEB Asset (Liability) (2)	(24)	(25)
DB Pension Plan | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	172	220
Current Service Costs	10	16
Interest costs	(9)	(7)
Benefits Paid	(8)	(12)
Plan Participant Contributions	3	2
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1
(Gains) Losses From Changes in Financial Assumptions	13	(64)
Exchange Rate Movements and Other	(1)	2
Defined Benefit Obligation, End of Year	202	172
DB Pension Plan | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	147	159
Interest costs	8	4
Benefits Paid	(7)	(10)
Plan Participant Contributions	3	2
Employer Contributions	18	16
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	10	(26)
Exchange Rate Movements and Other	(1)	2
Fair Value of Plan Assets, End of Year	178	147
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	14	8
Past Service Costs - Curtailment and Plan Amendments	10	0
Interest costs	(10)	(7)
Re-measurements:
(Gains) Losses From Experience Adjustments	1	(2)
(Gains) Losses From Changes in Demographic Assumptions	0	0
(Gains) Losses From Changes in Financial Assumptions	50	(57)
Return on Plan Assets (Excluding Interest Income)	0	0
Defined Benefit Pension and OPEB Asset (Liability) (2)	(249)	(174)
OPEB Plans | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	174	225
Current Service Costs	14	8
Interest costs	(10)	(7)
Benefits Paid	(9)	(8)
Plan Participant Contributions	0	0
Re-measurements:
(Gains) Losses From Experience Adjustments	1	(2)
(Gains) Losses From Changes in Financial Assumptions	50	(57)
Exchange Rate Movements and Other	(1)	1
Defined Benefit Obligation, End of Year	249	174
OPEB Plans | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	0	0
Interest costs	0	0
Benefits Paid	(9)	(8)
Plan Participant Contributions	0	0
Employer Contributions	9	8
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	0	0
Exchange Rate Movements and Other	0	0
Fair Value of Plan Assets, End of Year	$ 0	$ 0